dividends per share (Tables)	12 Months Ended
Dec. 31, 2025
dividends per share
Schedule of common share dividends declared

Years ended December 31 (millions except per share amounts)
TELUS Corporation	Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total
2025
Quarter 1 dividend	Mar. 11, 2025	$0.4023	Apr. 1, 2025	$610
Quarter 2 dividend	Jun. 10, 2025	0.4163	July 2, 2025	634
Quarter 3 dividend	Sept. 10, 2025	0.4163	Oct. 1, 2025	639
Quarter 4 dividend	Dec. 11, 2025	0.4184	Jan. 2, 2026	649
		$1.6533		$2,532
2024
Quarter 1 dividend	Mar. 11, 2024	$0.3761	Apr. 1, 2024	$554
Quarter 2 dividend	Jun. 10, 2024	0.3891	July 2, 2024	577
Quarter 3 dividend	Sept. 10, 2024	0.3891	Oct. 1, 2024	578
Quarter 4 dividend	Dec. 11, 2024	0.4023	Jan. 2, 2025	605
		$1.5566		$2,314